American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Growth ETF (QGRO)
May 31, 2024

U.S. Quality Growth ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 2.8%
Axon Enterprise, Inc.(1)	4,424	1,246,108
General Electric Co.	53,982	8,914,587
Howmet Aerospace, Inc.	72,159	6,108,259
Woodward, Inc.	40,903	7,628,410
		23,897,364
Automobile Components — 0.2%
Aptiv PLC(1)	17,198	1,431,905
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	7,418	7,277,355
Biotechnology — 4.6%
Alkermes PLC(1)	115,053	2,692,240
BioMarin Pharmaceutical, Inc.(1)	9,795	735,311
Exelixis, Inc.(1)	270,580	5,868,880
Halozyme Therapeutics, Inc.(1)	62,870	2,784,512
Incyte Corp.(1)	192,255	11,110,417
Neurocrine Biosciences, Inc.(1)	84,143	11,393,804
Regeneron Pharmaceuticals, Inc.(1)	1,408	1,380,065
United Therapeutics Corp.(1)	4,993	1,373,724
Vertex Pharmaceuticals, Inc.(1)	3,063	1,394,706
		38,733,659
Broadline Retail — 1.7%
Amazon.com, Inc.(1)	65,112	11,488,361
Dillard's, Inc., Class A	6,228	2,786,096
		14,274,457
Building Products — 1.0%
A O Smith Corp.	16,422	1,373,536
Advanced Drainage Systems, Inc.	4,250	737,333
Carlisle Cos., Inc.	5,355	2,239,943
Lennox International, Inc.	2,807	1,410,798
Trane Technologies PLC	2,616	856,635
Trex Co., Inc.(1)	8,533	737,934
UFP Industries, Inc.	11,655	1,392,539
		8,748,718
Capital Markets — 2.5%
Ameriprise Financial, Inc.	1,712	747,476
Coinbase Global, Inc., Class A(1)	3,397	767,450
Evercore, Inc., Class A	6,900	1,400,286
LPL Financial Holdings, Inc.	7,841	2,244,173
Morningstar, Inc.	2,527	728,408
SEI Investments Co.	214,892	14,550,337
Tradeweb Markets, Inc., Class A	7,059	769,502
		21,207,632
Chemicals — 0.8%
Ashland, Inc.	7,583	759,589
Axalta Coating Systems Ltd.(1)	21,295	757,889
Ecolab, Inc.	6,048	1,404,346
NewMarket Corp.	3,917	2,095,869
RPM International, Inc.	12,332	1,382,417
		6,400,110

Commercial Services and Supplies — 1.5%
Cintas Corp.	14,952	10,137,008
Rollins, Inc.	46,806	2,138,566
		12,275,574
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	24,312	7,236,467
Construction and Engineering — 3.1%
Comfort Systems USA, Inc.	13,170	4,311,068
EMCOR Group, Inc.	54,449	21,162,148
Quanta Services, Inc.	2,688	741,727
		26,214,943
Consumer Finance — 0.1%
American Express Co.	3,450	828,000
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	934	756,437
Sprouts Farmers Market, Inc.(1)	9,213	727,643
Target Corp.	9,561	1,493,046
U.S. Foods Holding Corp.(1)	25,908	1,368,719
Walmart, Inc.	32,758	2,154,166
		6,500,011
Diversified Consumer Services — 0.6%
Duolingo, Inc.(1)	4,229	809,430
H&R Block, Inc.	87,306	4,333,870
		5,143,300
Electric Utilities — 0.4%
Constellation Energy Corp.	15,532	3,374,327
Electrical Equipment — 1.6%
Acuity Brands, Inc.	34,340	8,915,008
Vertiv Holdings Co.	44,059	4,320,866
		13,235,874
Electronic Equipment, Instruments and Components — 1.3%
Amphenol Corp., Class A	5,450	721,417
Badger Meter, Inc.	11,646	2,247,212
Fabrinet(1)	3,067	734,639
Insight Enterprises, Inc.(1)	22,443	4,387,606
Jabil, Inc.	11,623	1,381,975
TE Connectivity Ltd.	8,129	1,216,911
		10,689,760
Energy Equipment and Services — 0.5%
Weatherford International PLC(1)	37,926	4,564,015
Entertainment — 1.1%
Netflix, Inc.(1)	13,867	8,897,345
Financial Services — 0.7%
Euronet Worldwide, Inc.(1)	18,999	2,214,904
Mastercard, Inc., Class A	7,530	3,366,437
Visa, Inc., Class A	2,711	738,639
		6,319,980
Food Products — 0.1%
Lancaster Colony Corp.	4,001	742,185
Gas Utilities — 0.5%
UGI Corp.	156,612	3,987,341
Ground Transportation — 0.7%
Uber Technologies, Inc.(1)	94,624	6,108,925
Health Care Equipment and Supplies — 3.0%
Boston Scientific Corp.(1)	9,995	755,322
Dexcom, Inc.(1)	58,344	6,929,517

IDEXX Laboratories, Inc.(1)	4,116	2,045,446
Insulet Corp.(1)	14,599	2,586,797
Lantheus Holdings, Inc.(1)	34,953	2,860,204
Penumbra, Inc.(1)	3,899	738,744
ResMed, Inc.	10,558	2,178,432
Shockwave Medical, Inc.(1)	22,199	7,436,665
		25,531,127
Health Care Providers and Services — 0.4%
Cigna Group	4,087	1,408,462
CorVel Corp.(1)	2,697	646,876
DaVita, Inc.(1)	4,978	732,363
McKesson Corp.	1,332	758,694
		3,546,395
Hotels, Restaurants and Leisure — 6.4%
Airbnb, Inc., Class A(1)	15,060	2,182,646
Booking Holdings, Inc.	6,792	25,648,969
Chipotle Mexican Grill, Inc.(1)	3,756	11,754,477
Expedia Group, Inc.(1)	12,496	1,410,298
Texas Roadhouse, Inc.	44,046	7,605,423
Wingstop, Inc.	15,326	5,649,930
		54,251,743
Household Products — 2.0%
Colgate-Palmolive Co.	14,730	1,369,301
Kimberly-Clark Corp.	99,201	13,223,493
Reynolds Consumer Products, Inc.	76,590	2,178,220
		16,771,014
Insurance — 1.6%
Axis Capital Holdings Ltd.	10,405	768,721
Kinsale Capital Group, Inc.	1,920	736,550
Progressive Corp.	58,020	12,252,664
		13,757,935
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A(1)	146,102	25,202,595
Match Group, Inc.(1)	46,833	1,434,495
Meta Platforms, Inc., Class A	43,926	20,505,974
Pinterest, Inc., Class A(1)	18,000	746,820
		47,889,884
IT Services — 2.5%
Cloudflare, Inc., Class A(1)	10,098	683,534
Gartner, Inc.(1)	1,668	700,009
GoDaddy, Inc., Class A(1)	124,935	17,444,674
Okta, Inc.(1)	7,529	667,672
VeriSign, Inc.(1)	8,027	1,399,267
		20,895,156
Leisure Products — 0.3%
Mattel, Inc.(1)	157,049	2,793,902
Life Sciences Tools and Services — 1.7%
Medpace Holdings, Inc.(1)	32,629	12,605,888
Mettler-Toledo International, Inc.(1)	933	1,310,016
		13,915,904
Machinery — 2.3%
Allison Transmission Holdings, Inc.	18,448	1,398,543
Caterpillar, Inc.	3,937	1,332,753
Donaldson Co., Inc.	153,999	11,346,646
ITT, Inc.	16,010	2,127,409
Lincoln Electric Holdings, Inc.	6,716	1,318,754

Mueller Industries, Inc.	23,698	1,396,049
Westinghouse Air Brake Technologies Corp.	4,386	742,243
		19,662,397
Media — 0.8%
New York Times Co., Class A	45,127	2,310,503
Trade Desk, Inc., Class A(1)	48,217	4,473,573
		6,784,076
Oil, Gas and Consumable Fuels — 1.3%
APA Corp.	46,769	1,427,858
Chord Energy Corp.	5,003	927,606
EnLink Midstream LLC(1)	57,808	733,584
Hess Corp.	8,575	1,321,407
HF Sinclair Corp.	24,497	1,352,969
Marathon Petroleum Corp.	12,030	2,124,618
Texas Pacific Land Corp.	5,670	3,483,138
		11,371,180
Personal Care Products — 0.7%
BellRing Brands, Inc.(1)	98,852	5,750,221
Professional Services — 0.2%
Exponent, Inc.	7,794	741,365
Robert Half, Inc.	20,656	1,326,735
		2,068,100
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.(1)	7,043	1,423,179
Semiconductors and Semiconductor Equipment — 5.9%
Applied Materials, Inc.	9,746	2,096,170
Cirrus Logic, Inc.(1)	12,104	1,388,329
KLA Corp.	2,776	2,108,455
Lam Research Corp.	2,217	2,067,219
Monolithic Power Systems, Inc.	7,826	5,757,040
NVIDIA Corp.	16,371	17,948,018
Onto Innovation, Inc.(1)	3,267	707,959
Power Integrations, Inc.	9,752	741,250
QUALCOMM, Inc.	82,115	16,755,566
		49,570,006
Software — 22.9%
Adobe, Inc.(1)	28,566	12,705,014
AppLovin Corp., Class A(1)	79,056	6,441,483
Atlassian Corp., Class A(1)	33,535	5,260,300
Autodesk, Inc.(1)	77,001	15,523,402
Cadence Design Systems, Inc.(1)	7,208	2,063,722
Crowdstrike Holdings, Inc., Class A(1)	17,372	5,449,075
Datadog, Inc., Class A(1)	6,088	670,776
DocuSign, Inc.(1)	148,224	8,113,782
Dropbox, Inc., Class A(1)	119,174	2,684,990
Elastic NV(1)	27,039	2,813,408
Fair Isaac Corp.(1)	1,616	2,084,527
Fortinet, Inc.(1)	238,795	14,165,319
HubSpot, Inc.(1)	7,468	4,563,321
Manhattan Associates, Inc.(1)	75,405	16,554,414
Microsoft Corp.	32,234	13,381,300
Nutanix, Inc., Class A(1)	178,367	9,866,371
Palantir Technologies, Inc., Class A(1)	35,879	777,857
Palo Alto Networks, Inc.(1)	54,561	16,090,585
Pegasystems, Inc.	45,535	2,616,441

Qualys, Inc.(1)	42,844	6,024,723
ServiceNow, Inc.(1)	33,620	22,085,987
Smartsheet, Inc., Class A(1)	52,150	1,929,550
SPS Commerce, Inc.(1)	14,830	2,789,375
Tenable Holdings, Inc.(1)	17,237	727,229
UiPath, Inc., Class A(1)	39,045	478,692
Workday, Inc., Class A(1)	65,498	13,849,552
Workiva, Inc.(1)	9,210	708,894
Zoom Video Communications, Inc., Class A(1)	22,119	1,356,779
Zscaler, Inc.(1)	4,324	734,907
		192,511,775
Specialized REITs — 0.3%
SBA Communications Corp.	14,298	2,812,131
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	11,380	2,731,769
Dick's Sporting Goods, Inc.	7,399	1,684,308
Gap, Inc.	132,372	3,833,493
Ross Stores, Inc.	5,638	787,967
TJX Cos., Inc.	7,422	765,208
Ulta Beauty, Inc.(1)	3,671	1,450,376
Williams-Sonoma, Inc.	31,767	9,314,720
		20,567,841
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc.	7,388	1,420,343
Pure Storage, Inc., Class A(1)	71,003	4,280,771
		5,701,114
Textiles, Apparel and Luxury Goods — 3.2%
Columbia Sportswear Co.	31,007	2,654,819
Crocs, Inc.(1)	9,680	1,506,595
Deckers Outdoor Corp.(1)	6,457	7,063,441
PVH Corp.	12,310	1,477,323
Ralph Lauren Corp.	36,952	6,905,590
Skechers USA, Inc., Class A(1)	76,750	5,481,485
Tapestry, Inc.	33,381	1,451,740
		26,540,993
Trading Companies and Distributors — 5.5%
Applied Industrial Technologies, Inc.	44,714	8,629,802
Beacon Roofing Supply, Inc.(1)	33,490	3,250,539
Core & Main, Inc., Class A(1)	124,265	7,152,693
MSC Industrial Direct Co., Inc., Class A	90,668	7,788,381
WW Grainger, Inc.	21,025	19,373,697
		46,195,112
TOTAL COMMON STOCKS (Cost $748,620,531)		828,400,432
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $491,402)	491,402	491,402
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $749,114,571)		828,894,472
OTHER ASSETS AND LIABILITIES — 1.6%		13,155,415
TOTAL NET ASSETS — 100.0%		$842,049,887

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.